UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------

Check here if Amendment [ ]: Amendment Number:
                                               ----------------

       This Amendment (Check only one.):       [ ] is a restatement
                                               [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:


Name:      Algebris Investments (UK) LLP
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Address:   7 Clifford Street
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           London, W1S 2WE, United Kingdom
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Form 13F File Number: 028-12922
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Angus Milne
      -----------------------------
Title:  Head of Compliance
      -----------------------------
Phone:  +44 20 7440 2330
      -----------------------------

Signature, Place, and Date of Signing:

/s/ Angus Milne              London, United Kingdom          February 14, 2011
----------------------       ----------------------          -----------------
   [Signature]                    [City, State]                   [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
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Form 13F Information Table Entry Total:              13
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Form 13F Information Table Value Total:  $         579,296
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                                               (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




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


                                                  ALGEBRIS INVESTMENTS (UK) LLP
                                                   FORM 13F INFORMATION TABLE
                                                Quarter Ended December 31, 2010

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                                                         VALUE     SHRS OR   SH/  PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
                                                         ------    -------   ---  ---- ----------  --------   ----------------------
       NAME OF ISSUER        TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT   PRN  CALL DISCRETION  MANAGERS   SOLE       SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
BANCO SANTANDER BRASIL S A   ADS REP 1 UNIT 05967A107    38,893   2,859,800  SH           SOLE                 2,859,800
BANK OF AMERICA CORPORATION  COM            060505104   142,738  10,700,000  SH   CALL    SOLE                10,700,000
BLACKSTONE GROUP L P         COM UNIT LTD   09253U108    27,611   1,951,316  SH           SOLE                 1,951,316
CHUBB CORP                   COM            171232101    14,391     241,300  SH           SOLE                   241,300
CHUBB CORP                   COM            171232101   155,064   2,600,000  SH   CALL    SOLE                 2,600,000
CITIGROUP INC                COM            172967101    41,486   8,770,900  SH           SOLE                 8,770,900
GRUPO FINANCIERO GALICIA S A SP ADR 10 SH B 399909100       501      32,700  SH           SOLE                    32,700
HARTFORD FINL SVCS GROUP INC COM            416515104    20,874     788,000  SH           SOLE                   788,000
JPMORGAN CHASE & CO          COM            46625H100    58,061   1,368,708  SH           SOLE                 1,368,708
MOODYS CORP                  COM            615369105    47,772   1,800,000  SH   PUT     SOLE                 1,800,000
PEOPLES UNITED FINANCIAL INC COM            712704105    15,761   1,125,000  SH           SOLE                 1,125,000
STANCORP FINL GROUP INC      COM            852891100     8,636     191,312  SH           SOLE                   191,312
UNUM GROUP                   COM            91529Y106     7,508     310,000  SH           SOLE                   310,000